Statements of Operations - JPY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Income Statement [Abstract]
Revenue	¥ 675,561	¥ 693,104	¥ 83,597
Cost of revenue	3,936	19,848	70,622
Gross profit	671,625	673,256	12,975
Operating expenses:
Research and development	86,158	103,440	138,322
Selling, General and Administrative Expenses	1,119,641	1,221,614	342,670
Total operating expenses	1,205,799	1,325,054	480,992
Loss from operations	(534,174)	(651,798)	(468,017)
Other income (expenses), net	(511)	(10,168)	(10,591)
Interest expenses			(25)
Loss before income taxes	(534,685)	(661,966)	(478,633)
Provision for income taxes
Net Loss	¥ (534,685)	¥ (661,966)	¥ (478,633)
Net loss per share attributable to shareholders, basic	¥ (12.7)	¥ (16.1)	¥ (12.3)
Net loss per share attributable to shareholders, diluted	¥ (12.7)	¥ (16.1)	¥ (12.3)
Weighted-average shares outstanding used to compute net loss per share, basic	42,210,000	41,127,797	38,882,926
Weighted-average shares outstanding used to compute net loss per share,diluted	42,210,000	41,127,797	38,882,926